Commitments and Contingent Liabilities (Litigation Settlements Disclosure) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unreserved loss contingencies related to environmental matters, low estimate	$ 100
Asbestos Settlement Liability, Current
Beginning balance/Prior year activity	593	578	534
Change in fair value:
PPG stock	72	(1)	35
Equity forward instrument	0
Accretion of asbestos liability	0
Reclassification	18	16	9
Ending balance/Activity during year	683	593	578
Asbestos Settlement Liability, Long-term
Beginning balance/Prior year activity	241	243	238
Change in fair value:
PPG stock	0
Equity forward instrument	0
Accretion of asbestos liability	14	14	14
Reclassification	(18)	(16)	(9)
Ending balance/Activity during year	237	241	243
Equity Forward (Asset) Liability
Beginning balance/Prior year activity	(56)	(55)	(18)
Change in fair value:
PPG stock	0
Equity forward instrument	(74)	(1)	(37)
Accretion of asbestos liability	0
Reclassification	0
Ending balance/Activity during year	(130)	(56)	(55)
Pretax Charge
Beginning balance/Prior year activity	12	12	13
Change in fair value:
PPG stock	72	(1)	35
Equity forward instrument	(74)	(1)	(37)
Accretion of asbestos liability	14	14	14
Reclassification	0
Ending balance/Activity during year	$ 12	$ 12	$ 12